                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06052

            Morgan Stanley Municipal Income Opportunities Trust III
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: March 31, 2008

Date of reporting period: March 31, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust III performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

INCOME EARNED BY CERTAIN SECURITIES IN THE PORTFOLIO MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

FUND REPORT

For the year ended March 31, 2008

MARKET CONDITIONS

The fiscal reporting year was an extremely volatile period for the municipal bond market, as well as all other sectors of the financial markets. The accelerating decline in the residential housing market, fallout from the subprime mortgage market collapse, and subsequent liquidity and credit contraction created a very challenging environment. At the same time, recessionary fears began to emerge as gross domestic product (GDP) growth measured just 0.6 percent in the fourth quarter of 2007 and, based on weaker economic data in early 2008, appeared to be heading even lower.

The Federal Reserve (the "Fed") took various steps to ease the liquidity crisis and boost the economy during the period. Not only did the Fed reduce the target federal funds rate from 5.25 percent to 2.25 percent by the end of the period, but in an unprecedented move, it granted primary brokerage firms access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in the biggest headline event, the Fed arranged and supported JP Morgan Chase's purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

Despite the Fed's efforts, however, the market remained turbulent and investor confidence waned, fueling a prolonged flight to quality that led Treasury securities to outperform all other sectors of the market. Although municipal market performance improved in the last month of the period, as cross-over buyers began to recognize the value municipal bonds offered, the municipal sector still lagged Treasuries for the overall reporting year. As a result, over the course of the 12-month reporting period, the 30-year municipal-to-Treasury ratio, which measures the relative attractiveness of these two sectors, rose from 85 percent to 114 percent, indicating that municipals underperformed Treasuries while at the same time becoming historically cheap (i.e., more attractive) on a relative basis. The high yield segment of the market in particular struggled as investors shunned these riskier assets in favor of higher quality securities. This caused spreads on high yield municipals to widen from approximately 120 basis points at the beginning of the reporting period to 275 basis points as of the end of March.

Yields on intermediate to long maturity municipal bonds increased over the course of the reporting year. Representative yields on 30-year AAA rated municipal bonds rose from 4.12 percent at the start of the period to 4.89 percent by March 31, 2008. However, yields on the short end of the municipal curve fell, with yields on one-year bonds declining from 3.55 percent to 1.65 percent. Accordingly, the spread between long-term and short-term yields, which began the period at 57 basis points, widened to 324 basis points by the end of the period, causing the slope of the municipal yield curve to steepen considerably.

PERFORMANCE ANALYSIS

For the 12-month period ended March 31, 2008, the net asset value (NAV) of Morgan Stanley Municipal Income Opportunities Trust III (OIC) decreased from $10.08 to $8.80 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.54 per share, the Fund's total NAV return was -7.55 percent. OIC's value on the New York Stock Exchange (NYSE) moved from $10.21 to $8.96 per share during the same period. Based on this change plus reinvestment of dividends and distributions, the Fund's total market return was -7.06 percent. OIC's NYSE market price was at a 1.82 percent premium to its NAV. During the fiscal period, the Fund purchased and retired 17,000 shares of common stock at a weighted average market discount of 6.84 percent. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2008, declared in April, were unchanged at $0.045 per share. The dividend reflects the current level of the Fund's net investment income. OIC's level of undistributed net investment income was $0.083 per share on March 31, 2008 versus $0.097 per share 12 months earlier.(1)

The Fund invests primarily in high yield municipal bonds, which represented more than two-thirds of assets during the period. The Fund's emphasis on this segment of the market detracted from performance as the increasingly risk-averse environment led to a considerable downturn in the performance of high yield bonds. We did, however, increase the Fund's allocation to AAA and AA rated credits during the period. This was achieved in part through the addition of select municipal auction rate securities that offered attractive rates due to a supply/demand imbalance in the market.

In the first half of the reporting year, we maintained a slightly shorter option-adjusted duration* for the portfolio, primarily through the use of a Treasury futures hedge. Although this defensive duration positioning was beneficial to performance during much of that time, the flight-to-quality Treasury market rally that ensued hindered the performance of the hedge. Therefore, we eliminated the position, which effectively lengthened the portfolio's duration. This longer duration held back returns as municipal rates continued to move higher.

Conversely, the Fund's pre-refunded holdings were additive to performance for the period as these short-term securities did not experience the sell-off that longer maturity bonds did as long-term municipal yields rose. Additionally, an overweight to health care, as well as our focus on stronger credits within the sector, also boosted returns. The Fund's holdings in single family housing bonds, however, detracted from overall performance, and we have currently reduced exposure to this sector. Holdings in zero coupon tobacco bonds also hindered returns.

The Fund's yield curve positioning had little effect on performance as a whole, though performance varied across segments of the portfolio. We overweighted the long end of the curve, where the majority of new investments were made, as well as the very short end of the curve, where most of the portfolio's older, "seasoned" investments and pre-refunded holdings were focused. Although the emphasis on the short end of the curve was beneficial, the performance of holdings on the long end of the curve waned as rates there rose over the course of the reporting period.

Overall, the Fund's investments remained well-diversified across a broad range of sectors. As of the end of the period, sector exposure was relatively unchanged with life care, hospital, and special tax district bonds representing the Fund's largest sector weightings.

OIC's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.


--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

TOP FIVE SECTORS
Retirement & Life Care Facilities  28.4%
Hospital                           16.5
Special Tax Districts              14.9
Refunded                            6.8
Educational Facilities              6.4




LONG-TERM CREDIT ANALYSIS
Aaa/AAA                             4.9%
Aa/AA                               5.0
Baa/BBB                            14.0
Ba/BB or Less                       8.4
NR                                 67.7



Data as of March 31, 2008. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.


FOR MORE INFORMATION  ABOUT PORTFOLIO HOLDINGS


EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

DISTRIBUTION BY MATURITY

(% of Long-Term Portfolio) As of March 31, 2008

WEIGHTED AVERAGE MATURITY: 21 YEARS(A)




0-5                                          11
6-10                                          6
11-15                                         7
16-20                                        20
21-25                                        15
26-30                                        33
31+  Years                                    8



(a) Where applicable, maturities reflect mandatory tenders, puts and call dates.

    Portfolio structure is subject to change.

       Summary of Investments by State Classification as of March 31, 2008


Florida................   16.6%
California.............   11.9
Pennsylvania...........    7.7
Texas..................    6.1
New Jersey.............    5.2
Virginia...............    4.9
Illinois...............    4.6
Arizona................    4.5
Missouri...............    4.4
Massachusetts..........    3.8
Ohio...................    3.2
Connecticut............    2.9
Kansas.................    2.7
Colorado...............    2.6%
New York...............    2.6
Indiana................    2.5
South Carolina.........    2.5
Minnesota..............    2.4
Wyoming................    2.0
Maryland...............    1.9
Tennessee..............    1.9
Iowa...................    1.8
Oklahoma...............    1.8
Alabama................    1.7
Nevada.................    1.5
Washington.............    1.5
Michigan...............    1.2%
District of Columbia*..    1.1
Louisiana..............    0.5
North Carolina.........    0.3
North Dakota...........    0.3
                         -----
Total Investments......  108.6
Short-Term Investment..    0.8
Liability for Floating
  Rate Note and Dealer
  Trusts Obligations...  (9.6)
Other Assets in Excess
  of Liabilities.......    0.2
                         -----
Net Assets.............  100.0%
                         =====




---------
* Joint exemption

CALL AND COST (BOOK) YIELD STRUCTURE

(Based on Long-Term Portfolio) As of March 31, 2008

YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS




2008(a)                                               9
2009                                                 10
2010                                                  6
2011                                                  8
2012                                                  8
2013                                                  9
2014                                                  6
2015                                                  6
2016                                                 16
2017                                                 18
2018+                                                 4




COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 6.7%




2008(a)                                             6.7
2009                                                6.2
2010                                                7.4
2011                                                7.5
2012                                                6.5
2013                                                6.5
2014                                                6.3
2015                                                5.7
2016                                                5.7
2017                                                7.2
2018+                                               9.0




(a) May include issues initially callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 6.7% on 9% of the long-term portfolio that is callable in 2008.

    Portfolio structure is subject to change.

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008


  PRINCIPAL
  AMOUNT IN                                                 COUPON   MATURITY
  THOUSANDS                                                  RATE      DATE        VALUE
-------------------------------------------------------------------------------------------
              Tax-Exempt Municipal Bonds (105.7%)

              Alabama (0.6%)
   $   500    Colbert County - Northwest Health Care
                Authority, Helen Keller Hospital Ser
                2003.....................................    5.75 %  06/01/27   $   472,780
                                                                                -----------
              Arizona (4.5%)
       650    Pima County Industrial Development
                Authority, Constellation Schools Ser
                2008.....................................    7.00    01/01/38       605,235
       400    Pima County Industrial Development
                Authority, Water and Wastewater Global
                Water Resources LLC Ser 2007 (AMT).......    6.55    12/01/37       368,860
     1,000    Pima County Industrial Development
                Authority, Noah Webster Basic School Ser
                2004 A...................................    6.125   12/15/34       955,680
     1,500    Salt Verde Financial Corp Ser 2007 +.......    5.25    12/01/24     1,420,163
                                                                                -----------
                                                                                  3,349,938
                                                                                -----------
              California (11.9%)
       980    California County Tobacco Securitization
                Agency, Gold County Settlement Funding
                Corp Ser 2006............................    0.00    06/01/33       162,455
     1,000    California Housing Finance Agency Ser 2006
                K (AMT)..................................    4.70    08/01/31       869,200
     2,000    California Housing Finance Agency Ser 2006
                K (AMT)..................................    4.75    08/01/36     1,736,840
       500    California Statewide Communities
                Development Authority, Lancer Educational
                Student Housing LLC Ser 2007.............    5.625   06/01/33       461,170
       475    Carlsbad Community Facilities District #3
                Ser 2006.................................    5.30    09/01/36       401,788
     2,000    Golden State Tobacco Securitization
                Corporation, Asset Backed Ser 2007 A-1
                +........................................    5.125   06/01/47     1,616,505
       450    Quechan Indian Tribe FT Yuma Indian
                Reservation Ser 2008.....................    7.00    12/01/27       439,533
     1,000    Sacramento Financing Authority, Convention
                Center Hotel 1999 Ser A..................    6.25    01/01/30       931,880
     1,300    San Diego County, San Diego Natural History
                Museum COPs..............................    5.60    02/01/18     1,248,169
     1,000    San Marcos Community Facilities District #
                2002-01, University Commons Ser 2004.....    5.90    09/01/28       952,690
     5,000    Silicon Valley Tobacco Securitization
                Authority, Santa Clara Tobacco
                Securitization Corp Ser 2007 C...........    0.00    06/01/56       110,150
                                                                                -----------
                                                                                  8,930,380
                                                                                -----------
              Colorado (2.6%)
       130    Colorado Housing Finance Authority, 1998
                Ser B-2 (AMT)............................    7.25    10/01/31       139,712
     1,000    Copperleaf Metropolitan District # 2 Ser
                2006.....................................    5.95    12/01/36       814,770
       500    Elk Valley Public Improvement Corporation
                Ser 2001 A...............................    7.30    09/01/22       513,300
       500    Elk Valley Public Improvement Corporation
                Ser 2001 A...............................    7.35    09/01/31       507,530
                                                                                -----------
                                                                                  1,975,312
                                                                                -----------


                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 continued

  PRINCIPAL
  AMOUNT IN                                                 COUPON   MATURITY
  THOUSANDS                                                  RATE      DATE        VALUE
-------------------------------------------------------------------------------------------
              Connecticut (2.9%)
   $ 1,000    Georgetown Special Taxing District Ser 2006
                A (a)....................................    5.125%  10/01/36   $   762,380
     1,500    Mohegan Tribe of Indians, Gaming Authority
                Ser 2001 (a).............................    6.25    01/01/31     1,438,590
                                                                                -----------
                                                                                  2,200,970
                                                                                -----------
              District of Columbia (1.1%)
       805    Metropolitan Washington Airports Authority,
                District of Columbia &  Virginia,
                CaterAir International Corp Ser 1991
                (AMT) *..................................   10.125   09/01/11       805,515
                                                                                -----------
              Florida (15.5%)
       500    Alachua County Industrial Development,
                North Florida Retirement Village Ser
                2007.....................................    5.875   11/15/36       445,295
       495    Bellalago Educational Facilities Benefits
                District, Bellalago Charter School Ser
                2004 B...................................    5.80    05/01/34       424,997
       300    Brevard County Health Facilities authority,
                Buena Vida Estates, Inc Ser 2007.........    6.75    01/01/37       293,082
       500    Fiddlers Creek Community Development
                District #1 Ser 2005.....................    6.00    05/01/38       432,270
       250    Fountainbleau Lakes Community Development
                District Ser 2007 B......................    6.00    05/01/15       234,020
     1,000    Grand Bay at Doral Community Development
                District Ser 2007 A......................    6.00    05/01/39       856,650
     1,000    Midtown Miami Community Development
                District, Parking Garage Ser 2004 A......    6.25    05/01/37       934,800
     1,100    Orange County Health Facilities Authority,
                Orlando Lutheran Towers Inc Ser 2005.....    5.375   07/01/20     1,006,016
     2,000    Orange County Health Facilities Authority,
                Westminister Community Care Services Inc
                Ser 1999.................................    6.75    04/01/34     2,023,440
     1,000    Pinellas County Health Facilities
                Authority, Oaks of  Clearwater Ser 2004..    6.25    06/01/34     1,006,040
     1,500    South Miami Health Facilities Authority,
                Baptist Health South Florida Obligated
                Group Ser 2007 +.........................    5.00    08/15/32     1,438,740
     2,000    St Johns County Industrial Development
                Authority, Glenmoor Ser 1999 A...........    8.00    01/01/10++   2,228,140
       300    Tolomato Community Development District,
                Special Assessment Ser 2007..............    6.55    05/01/27       295,647
                                                                                -----------
                                                                                 11,619,137
                                                                                -----------


                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 continued

  PRINCIPAL
  AMOUNT IN                                                 COUPON   MATURITY
  THOUSANDS                                                  RATE      DATE        VALUE
-------------------------------------------------------------------------------------------
              Illinois (4.6%)
   $   500    Bolingbrook, Sales Tax Ser 2005............    6.25 %  01/01/24   $   489,750
       500    Chicago Lake Shore East Ser 2002...........    6.75    12/01/32       504,600
       260    Hampshire Special Service Area #18 Ser 2007
                A........................................    6.00    03/01/44       217,630
     1,000    Illinois Finance Authority, Friendship
                Village of Schaumburg Ser 2005 A.........    5.625   02/15/37       846,880
       750    Illinois Health Facilities Authority, Villa
                St Benedict Ser 2003 A-1.................    6.90    11/15/33       643,492
       500    Pingree Grove Special Service Area # 7,
                Cambridge Lakes Ser 2006-1...............    6.00    03/01/36       445,405
       300    Will-Kankakee Regional Development
                Authority, Senior Estates Supportive
                Living Ser 2007 ( AMT)...................    7.00    12/01/42       281,340
                                                                                -----------
                                                                                  3,429,097
                                                                                -----------
              Indiana (2.5%)
       275    Saint Joseph County, Holy Cross Village at
                Notre Dame Ser 2006 A....................    6.00    05/15/26       257,546
     1,500    Upland, Taylor University Ser 2002.........    6.25    09/01/28     1,613,130
                                                                                -----------
                                                                                  1,870,676
                                                                                -----------
              Iowa (1.8%)
       935    Iowa Health Facilities Development
                Financing Authority, Care Initiatives Ser
                1996.....................................    9.25    07/01/11++   1,136,128
       250    Washington County Hospital Ser 2006........    5.375   07/01/26       225,905
                                                                                -----------
                                                                                  1,362,033
                                                                                -----------
              Kansas (2.7%)
     1,000    Olathe, Catholic Care Ser 2006 A...........    6.00    11/15/38       885,240
     1,000    Overland Park Development Corporation,
                Convention Center Hotel Ser 2000 A.......    7.375   01/01/11++   1,121,970
                                                                                -----------
                                                                                  2,007,210
                                                                                -----------
              Louisiana (0.5%)
       450    Lakeshore Villages Master Community
                Development District, Special Assessment
                Ser 2007.................................    5.25    07/01/17       400,248
                                                                                -----------
              Maryland (1.9%)
       500    Maryland Health & Higher Educational
                Facilities Authority, King Farm
                Presbyterian Community Ser 2007 A........    5.30    01/01/37       393,930
     1,235    Maryland Industrial Development Financing
                Authority, Medical Waste Associates LP
                1989 Ser (AMT)...........................    8.75    11/15/10     1,046,551
                                                                                -----------
                                                                                  1,440,481
                                                                                -----------


                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 continued

  PRINCIPAL
  AMOUNT IN                                                 COUPON   MATURITY
  THOUSANDS                                                  RATE      DATE        VALUE
-------------------------------------------------------------------------------------------
              Massachusetts (3.8%)
   $   935    Massachusetts Development Finance Agency,
                Kennedy-Donovan Center Inc 1990 Issue....    7.50 %  06/01/10   $   948,193
     1,425    Massachusetts Development Finance Agency,
                Loomis Communities Ser 1999 A............    5.625   07/01/15     1,454,284
       500    Massachusetts Development Finance
                Authority, Evergreen Center Ser 2005.....    5.50    01/01/35       429,610
                                                                                -----------
                                                                                  2,832,087
                                                                                -----------
              Michigan (1.2%)
     1,000    Michigan Tobacco Settlement Finance
                Authority Ser 2007 A.....................    6.00    06/01/48       916,980
                                                                                -----------
              Minnesota (2.4%)
     1,250    Aitkin, Riverwood Healthcare Center Ser
                2006.....................................    5.60    02/01/32     1,128,300
       500    Buffalo, Central Minnesota Senior Housing
                Ser 2006 A...............................    5.50    09/01/33       439,585
       250    North Oaks, Presbyterian Homes of North
                Oaks Ser 2007............................    6.125   10/01/39       239,108
                                                                                -----------
                                                                                  1,806,993
                                                                                -----------
              Missouri (4.4%)
       250    Branson Regional Airport Transportation
                Development District Ser 2007 B (AMT)....    6.00    07/01/37       215,587
     1,000    Des Peres, West County Center Ser 2002.....    5.75    04/15/20       963,420
     1,000    Kansas City Industrial Development
                Authority, Bishop Spencer 2004 Ser I.....    6.25    01/01/24       972,100
     1,000    Kansas City Industrial Development
                Authority, Plaza Library Ser 2004........    5.90    03/01/24       934,960
       250    St Louis County Industrial Development
                Authority, St Andrews Resources for
                Seniors Ser 2007 A.......................    6.375   12/01/41       233,965
                                                                                -----------
                                                                                  3,320,032
                                                                                -----------
              Nevada (1.5%)
       495    Clark County Special Improvement District
                #142, Mountain's Edge Ser 2003...........    6.375   08/01/23       467,018
       500    Henderson, Local Improvement District #T-
                18, Ser 2006.............................    5.30    09/01/35       333,420
     1,000    Nevada Department of Business & Industry,
                Las Vegas Monorail 2nd Tier Ser 2000.....    7.375   01/01/40       345,810
                                                                                -----------
                                                                                  1,146,248
                                                                                -----------


                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 continued

  PRINCIPAL
  AMOUNT IN                                                 COUPON   MATURITY
  THOUSANDS                                                  RATE      DATE        VALUE
-------------------------------------------------------------------------------------------
              New Jersey (5.2%)
   $   500    New Jersey Economic Development Authority,
                Cedar Crest  Village Inc  Ser 2001 A.....    7.25 %  11/15/11++ $   580,915
     1,000    New Jersey Economic Development Authority,
                Franciscan Oaks Ser 1997.................    5.70    10/01/17       984,540
     1,000    New Jersey Economic Development Authority,
                Franciscan Oaks Ser 1997.................    5.75    10/01/23       943,720
       500    New Jersey Economic Development Authority,
                Lions Gate Ser 2005 A....................    5.875   01/01/37       438,360
     1,000    New Jersey Health Care Facilities Financing
                Authority, Raritan Bay Medical Center Ser
                1994.....................................    7.25    07/01/27       969,150
                                                                                -----------
                                                                                  3,916,685
                                                                                -----------
              New York (2.6%)
     1,000    Mount Vernon Industrial Development Agency,
                Meadowview at the Wartburg Ser 1999......    6.20    06/01/29       967,330
     1,000    New York City Industrial Development
                Agency, 7 World Trade Center LLC Ser 2005
                A........................................    6.50    03/01/35     1,006,710
                                                                                -----------
                                                                                  1,974,040
                                                                                -----------
              North Carolina (0.3%)
       250    North Carolina Medical Care Commission
                Healthcare Facilities, South Minster Ser
                2007 A...................................    5.75    10/01/37       239,080
                                                                                -----------
              North Dakota (0.3%)
       250    Ward County, Health Care Facilities Trinity
                Obligated Group Ser 2006.................    5.125   07/01/29       226,403
                                                                                -----------
              Ohio (3.2%)
     1,800    Buckeye Tobacco Settlement Financing
                Authority, Asset-Backed Ser 2007 A-2 +...    5.875   06/01/30     1,676,658
       450    Cuyahoga County, Health Care & Independent
                Living Facilities, Eliza Jennings Senior
                Care Ser 2007 A..........................    5.75    05/15/27       405,814
       300    Tuscarawas County Hospital Facilities, The
                Twin City Hospital Ser 2007..............    6.35    11/01/37       274,683
                                                                                -----------
                                                                                  2,357,155
                                                                                -----------
              Oklahoma (1.8%)
       300    Chickasaw Nation Health Systems Ser 2007...    6.25    12/01/32       297,546
     1,000    Oklahoma Development Finance Authority,
                Comanche County Hospital 2000 Ser B......    6.60    07/01/31     1,019,510
                                                                                -----------
                                                                                  1,317,056
                                                                                -----------


                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 continued

  PRINCIPAL
  AMOUNT IN                                                 COUPON   MATURITY
  THOUSANDS                                                  RATE      DATE        VALUE
-------------------------------------------------------------------------------------------
              Pennsylvania (7.7%)
   $ 1,500    Allegheny County Hospital Development
                Authority, West Penn Ser 2007 A..........    5.375%  11/15/40   $ 1,213,590
       500    Allegheny County Redevelopment Authority,
                Pittsburgh Mills Ser 2004................    5.60    07/01/23       473,220
       750    Bucks County Industrial Development
                Authority,  Ann's Choice Ser 2005 A......    6.25    01/01/35       728,588
     1,000    Harrisburg Authority, Harrisburg University
                of Science & Technology Ser 2007 B.......    6.00    09/01/36       912,100
       500    Montgomery County Industrial Development
                Authority, Whitemarsh Community Ser
                2005.....................................    6.25    02/01/35       459,050
       500    Pennsylvania Economic Development Financing
                Authority, Reliant Energy Inc Ser 2001 A
                (AMT)....................................    6.75    12/01/36       501,010
     1,500    Pennsylvania Housing Finance Agency Ser
                2007-100A (AMT) +........................    5.10    10/01/22     1,479,608
                                                                                -----------
                                                                                  5,767,166
                                                                                -----------
              South Carolina (2.5%)
     1,100    South Carolina Jobs-Economic Development
                Authority, Lutheran Homes Ser 2007.......    5.50    05/01/28       927,058
       750    South Carolina Jobs-Economic Development
                Authority, Wesley Commons Ser 2006.......    5.30    10/01/36       611,970
       325    South Carolina Jobs-Economic Development
                Authority, Woodlands at Furman Ser 2007
                A........................................    6.00    11/15/37       292,617
                                                                                -----------
                                                                                  1,831,645
                                                                                -----------
              Tennessee (1.9%)
       300    Chattanooga Health Educational & Housing
                Facilities Board, Student Housing Refg
                Ser 2005 A...............................    5.00    10/01/25       262,899
       500    Shelby County Health, Educational & Housing
                Facilities Board, Trezevant Manor Ser
                2006 A...................................    5.75    09/01/37       465,245
       750    Shelby County Health, Educational & Housing
                Facilities Board, Village at Germantown
                Ser 2003 A...............................    7.25    12/01/34       722,055
                                                                                -----------
                                                                                  1,450,199
                                                                                -----------
              Texas (5.4%)
       500    Austin Convention Enterprises Inc,
                Convention Center Hotel Ser 2006 B.......    5.75    01/01/34       439,875
       500    Decatur Hospital Authority, Wise Regional
                Health Ser 2004 A........................    7.125   09/01/34       511,810
       500    HFDC Central Texas Inc, Legacy at Willow
                Bend, Ser 2006 A.........................    5.75    11/01/36       432,500
     1,000    Lubbock Health Facilities Development
                Corporation, Carillon Ser 2005 A.........    6.50    07/01/26       970,290
     1,760    Texas Department of Housing and Community
                Affairs Ser 2007 B (AMT) +...............    5.15    09/01/27     1,669,888
                                                                                -----------
                                                                                  4,024,363
                                                                                -----------


                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 continued

  PRINCIPAL
  AMOUNT IN                                                 COUPON   MATURITY
  THOUSANDS                                                  RATE      DATE        VALUE
-------------------------------------------------------------------------------------------
              Virginia (4.9%)
   $ 2,527    Chesterfield County Industrial Development
                Authority, Brandermill Woods Ser 1998....    6.50 %  01/01/28   $ 2,537,210
     1,000    Peninsula Ports Authority of Virginia,
                Baptist Homes Ser 2006 C.................    5.40    12/01/33       838,310
       300    Peninsula Town Center Community Development
                Authority Ser 2007.......................    6.45    09/01/37       260,109
                                                                                -----------
                                                                                  3,635,629
                                                                                -----------
              Washington (1.5%)
       290    Washington Housing Finance Commission, FNMA
                Collateralized Refg Ser 1990 A...........    7.50    07/01/23       290,455
     1,000    Washington Housing Finance Commission,
                Skyline  at First Hill Ser 2007 A........    5.625   01/01/38       850,160
                                                                                -----------
                                                                                  1,140,615
                                                                                -----------
              Wyoming (2.0%)
     1,500    Teton County Hospital District, St John's
                Medical Center Ser 2002..................    6.75    12/01/27     1,489,335
                                                                                -----------
              Total Tax-Exempt Municipal Bonds (Cost $83,778,848)............    79,255,488
                                                                                -----------
              Short-Term Tax-Exempt Municipal Obligations
              (2.9%)
              Alabama (1.1%)
       850    Health Care Authority for Baptist Health
                Ser 2006-B ++
                (Reset date 04/03/2008)..................    6.75    11/15/37       850,000
                                                                                -----------
              Florida (1.1%)
       850    Halifax Hospital Medical Center Ser 2006-B-
                1 (FSA Insd) ++
                (Reset date 04/02/2008)..................    7.00    06/01/46       850,000
                                                                                -----------
              Texas (0.7%)
       500    Harris County Health Facilities Development
                Corporation, Baylor College of Medicine
                Ser 2007-A (AMBAC Insd) ++
                (Reset date 04/02/2008)..................    8.11    11/15/47       500,000
                                                                                -----------
              Total Short-Term Tax-Exempt Municipal Obligations (Cost
              $2,200,000)....................................................     2,200,000
                                                                                -----------


                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 continued

  NUMBER OF
SHARES (000)                                                                       VALUE
-------------------------------------------------------------------------------------------
              Short-Term Investment (b) (0.8%)
              Investment Company
       608    Morgan Stanley Institutional Liquidity Tax-Exempt
                Portfolio - Institutional Class (Cost $607,886)..............   $   607,886
                                                                                -----------
              Total Investments (Cost $86,586,734)...........................    82,063,374
                                                                                -----------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
  ---------
              Floating Rate Note Obligations Related to
              Securities Held (-9.6%)
    (7,225)   Notes with interest rates ranging from 2.24% to 3.75% at March
                31, 2008 and contractual maturities of collateral ranging
                from 10/01/31 to 06/01/47 (See Note 1D) +++  (Cost
                $(7,225,000))................................................    (7,225,000)
                                                                                -----------
              Total Net Investments (Cost $79,361,734) (c)........       99.8%   74,838,374
              Other Assets in Excess of Liabilities...............        0.2       143,728
                                                                        -----   -----------

              Net Assets..........................................      100.0%  $74,982,102
                                                                        =====   ===========




----------


 AMT   Alternative Minimum Tax.
 COPs  Certificates of Participation.
  *    Joint exemption.
  ++   Prerefunded to call date shown.
  +    Underlying security related to inverse floater entered into by the
       Fund (See Note 1D).
  ++   Auction rate security.
 +++   Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at March 31, 2008.
 (a)   Resale is restricted to qualified institutional investors.
 (b)   See Note 3 to the financial statements regarding investments in
       Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -
       Institutional Class.
 (c)   The aggregate cost for federal income tax purposes is $79,359,218.
       The aggregate gross unrealized appreciation is $1,089,094 and the aggregate gross unrealized depreciation is $5,609,938, resulting in net unrealized depreciation of $4,520,844.




Bond Insurance:
---------------
AMBAC  AMBAC Assurance Corporation.
 FSA   Financial Security Assurance Inc.




                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008


Assets:
Investments in securities, at value
  (cost $85,978,848)............................................  $81,455,488
Investment in affiliate, at value (cost $607,886)...............      607,886
Cash............................................................       81,181
Receivable for:
  Interest.....................................................     1,402,262
  Investments sold.............................................        65,191
  Dividends from affiliate.....................................         1,187
Prepaid expenses and other assets...............................       14,847
                                                                  -----------
  Total Assets.................................................    83,628,042
                                                                  -----------
Liabilities:
Floating rate note obligations..................................    7,225,000
Payable for:
  Investments purchased........................................     1,260,276
  Investment advisory fee......................................        31,695
  Administration fee...........................................         5,086
  Transfer agent fee...........................................         2,060
Accrued expenses and other payables.............................      121,823
                                                                  -----------
  Total Liabilities............................................     8,645,940
                                                                  -----------
  Net Assets...................................................   $74,982,102
                                                                  ===========
Composition of Net Assets:
Paid-in-capital.................................................  $81,253,464
Net unrealized depreciation.....................................   (4,523,360)
Accumulated undistributed net investment income.................      703,619
Accumulated net realized loss...................................   (2,451,621)
                                                                  -----------
  Net Assets...................................................   $74,982,102
                                                                  ===========
Net Asset Value Per Share
8,515,857 shares outstanding (unlimited shares authorized of
$.01 par value).................................................        $8.80
                                                                        =====





                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended March 31, 2008


Net Investment Income:
Income
Interest........................................................  $  5,270,180
Dividends from affiliate........................................        22,734
                                                                  ------------
  Total Income.................................................      5,292,914
                                                                  ------------
Expenses
Investment advisory fee.........................................       409,545
Interest and residual trust expenses............................       176,140
Administration fee..............................................        65,528
Professional fees...............................................        56,720
Shareholder reports and notices.................................        52,579
Registration fees...............................................        20,073
Transfer agent fees and expenses................................        10,621
Trustees' fees and expenses.....................................         7,466
Custodian fees..................................................         5,114
Other...........................................................        27,002
                                                                  ------------
  Total Expenses...............................................        830,788
Less: rebate from Morgan Stanley affiliated cash sweep (Note
  3)............................................................          (686)
Less: expense offset............................................        (5,012)
                                                                  ------------
  Net Expenses.................................................        825,090
                                                                  ------------
  Net Investment Income........................................      4,467,824
                                                                  ------------
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments.....................................................    (1,704,470)
Futures contracts...............................................      (331,703)
Swap contract...................................................        86,922
                                                                  ------------
  Net Realized Loss............................................     (1,949,251)
                                                                  ------------
Change in Unrealized Appreciation/Depreciation on:
Investments.....................................................    (8,781,520)
Futures contracts...............................................        (4,998)
Swap contract...................................................        (9,804)
                                                                  ------------
  Net Change in Unrealized Appreciation/Depreciation...........     (8,796,322)
                                                                  ------------
  Net Loss.....................................................    (10,745,573)
                                                                  ------------
Net Decrease....................................................  $ (6,277,749)
                                                                  ============





                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                          FOR THE          FOR THE
                                                        YEAR ENDED       YEAR ENDED
                                                      MARCH 31, 2008   MARCH 31, 2007
                                                      --------------   --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...............................   $  4,467,824      $ 4,476,022
Net realized gain (loss)............................     (1,949,251)         856,527
Net change in unrealized appreciation/depreciation..     (8,796,322)       2,005,686
                                                       ------------      -----------
  Net Increase (Decrease)..........................      (6,277,749)       7,338,235
Dividends to shareholders from net investment
  income............................................     (4,605,157)      (4,715,902)
Decrease from transactions in shares of beneficial
  interest..........................................       (147,152)        (407,092)
                                                       ------------      -----------
  Net Increase (Decrease)..........................     (11,030,058)       2,215,241
Net Assets:
Beginning of period.................................     86,012,160       83,796,919
                                                       ------------      -----------
End of Period
(Including accumulated undistributed net investment
income of $703,619 and $824,356, respectively)......   $ 74,982,102      $86,012,160
                                                       ============      ===========





                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008

1. Organization and Accounting Policies
Morgan Stanley Municipal Income Opportunities Trust III (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on February 20, 1990 and commenced operations on April 30, 1990.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) Interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 continued


entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Floating Rate Note Obligations Related to Securities Held -- The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate note obligations" on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption "Interest Income" and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption "Interest and residual trust expenses" in the Fund's Statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At March 31, 2008, Fund investments with a value of $9,301,562 are held by the Dealer Trusts and serve as collateral for the $7,225,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at March 31, 2008 are presented in the Portfolio of Investments.

E. Interest Rate Swaps -- Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 continued

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and non taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes, on September 28, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes the interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four-year period ended March 31, 2008, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") the Fund pays the Investment Adviser an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt
Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 continued

paid by Morgan Stanley Institutional Liquidity Tax-Exempt
Portfolio -- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class. For the year ended March 31, 2008, advisory fees paid were reduced by $686 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $22,734. During the year ended March 31, 2008, cost of purchases and sales of Morgan Stanley Institutional Liquidity Tax-Exempt
Portfolio -- Institutional Class were $20,682,654 and $20,074,768, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2008 aggregated $30,285,777 and $25,596,421, respectively. Included in the aforementioned transactions are sales of $1,859,840 with other Morgan Stanley funds including net realized losses of $171,867.

Computershare Trust Company, N.A. is the Fund's transfer agent. Prior to September 28, 2007, transfer agent services were provided by Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended March 31, 2008, included in Trustees' fees and expenses in the Statement of Operations amounted to $5,746. At March 31, 2008, the Fund had an accrued pension liability of $58,907 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 continued

4. Dividends
On April 8, 2008, the Fund declared the following dividends from net investment income:

  AMOUNT         RECORD            PAYABLE
PER SHARE         DATE              DATE
---------    --------------    --------------
  $0.045     April 18, 2008    April 25, 2008
  $0.045      May 23, 2008      May 30, 2008
  $0.045      June 20, 2008     June 27, 2008


5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                                              CAPITAL
                                                                              PAID IN
                                                                PAR VALUE    EXCESS OF
                                                      SHARES    OF SHARES    PAR VALUE
                                                    ---------   ---------   -----------
Balance, March 31, 2006...........................  8,575,757    $85,758    $81,723,390

Treasury shares purchased and retired (weighted
  average discount 3.73%)*........................    (42,900)      (429)      (406,663)
                                                    ---------    -------    -----------
Balance, March 31, 2007...........................  8,532,857     85,329     81,316,727

Treasury shares purchased and retired (weighted
  average discount 6.84%)*........................    (17,000)      (170)      (146,982)

Reclassification due to permanent book/tax
  differences.....................................      --          --           (1,440)
                                                    ---------    -------    -----------
Balance, March 31, 2008...........................  8,515,857    $85,159    $81,168,305
                                                    =========    =======    ===========




----------
  * The Trustees have voted to retire the shares purchased.

6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer Trust in exchange for cash and residual interests in the Dealer Trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 continued

costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 continued

The tax character of distributions paid was as follows:

                                                          FOR THE          FOR THE
                                                        YEAR ENDED       YEAR ENDED
                                                      MARCH 31, 2008   MARCH 31, 2007
                                                      --------------   --------------
Tax-exempt income...................................    $4,605,157       $4,614,770
Ordinary income.....................................         --             101,132
                                                        ----------       ----------
Total distributions.................................    $4,605,157       $4,715,902
                                                        ==========       ==========



As of March 31, 2008, the tax-basis components of accumulated losses were as follows:

Undistributed tax-exempt income......................  $   702,452
Undistributed ordinary income........................       58,144
Undistributed long-term gains........................       --
                                                       -----------
Net accumulated earnings.............................      760,596
Capital loss carryforward*...........................   (1,106,122)
Post-October losses..................................   (1,345,440)
Temporary differences................................      (59,552)
Net unrealized depreciation..........................   (4,520,844)
                                                       -----------
Total accumulated losses.............................  $(6,271,362)
                                                       ===========




----------
* As of March 31, 2008, the Fund had a net capital loss carryforward of $1,106,122 to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

 AMOUNT       EXPIRATION
--------    --------------
$482,196    March 31, 2013
 623,926    March 31, 2016


As of March 31, 2008, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and book amortization of discounts on debt securities.

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 continued

Permanent differences, due to a nondeductible expense and tax adjustments on debt securities sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2008:

  ACCUMULATED
 UNDISTRIBUTED
NET INVESTMENT       ACCUMULATED
    INCOME        NET REALIZED LOSS    PAID-IN-CAPITAL
--------------    -----------------    ---------------
    $16,596            $(15,156)           $(1,440)
    =======            ========            =======



9. Accounting Pronouncements
On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                            FOR THE YEAR ENDED MARCH 31,
                                               ------------------------------------------------------
                                                 2008          2007       2006       2005       2004
                                               -------       -------    -------    -------    -------

Selected Per Share Data:

Net asset value, beginning of period.........   $10.08         $9.77      $9.51      $9.39      $9.33
                                                ------        ------      -----      -----      -----

Income (loss) from investment operations:
  Net investment income*....................      0.52          0.52       0.55       0.53       0.52
  Net realized and unrealized gain (loss)...     (1.26)         0.34       0.22       0.10       0.09
                                                ------         -----      -----      -----      -----

Total income (loss) from investment
operations..................................     (0.74)         0.86       0.77       0.63       0.61
                                                -------        -----      -----      -----      -----

Less dividends from net investment income....    (0.54)        (0.55)     (0.53)     (0.53)     (0.56)
                                                ------        ------     ------     ------     ------

Anti-dilutive effect of acquiring treasury
shares*.....................................      0.00(3)       0.00(3)    0.02       0.02       0.01
                                                 -----         -----      -----      -----      -----

Net asset value, end of period...............    $8.80        $10.08      $9.77      $9.51      $9.39
                                                ======        ======      =====      =====      =====

Market value, end of period..................    $8.96        $10.21      $9.60      $8.27      $8.92
                                                ======        ======      =====      =====      =====

Total Return+................................    (7.06)%       12.42%     22.84%     (1.27)%    10.00%

Ratios to Average Net Assets:
Total expenses (before expense offset).......     1.02%(1)(2)   0.82%(1)   0.79%(1)   0.93 %(1)  1.02%(1)

Total expenses (before expense offset,
exclusive of interest and residual trust
expenses)...................................      0.79%(1)(2)   0.79%(1)   0.79%(1)   0.93 %(1)  1.02%(1)

Net investment income........................     5.48%         5.25%      5.74%      5.68 %     5.59%

Supplemental Data:
Net assets, end of period, in thousands......  $74,982       $86,012    $83,797    $84,380    $85,549

Portfolio turnover rate......................       30%           28%        20%        17 %       12%



----------

 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)  Does not reflect the effect of expense offset of 0.01%.
(2) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio
     - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(3) Includes anti-dilutive effect of acquiring treasury shares of less than $0.01.




                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Municipal Income Opportunities Trust III:



We have audited the accompanying statement of assets and liabilities of Morgan Stanley Municipal Income Opportunities Trust III (the "Fund"), including the portfolio of investments, as of March 31, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Municipal Income Opportunities Trust III as of March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
May 21, 2008

Morgan Stanley Municipal Income Opportunities Trust III
SHAREHOLDER VOTING RESULTS (UNAUDITED)

On October 24, 2007, an annual meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees:


                                                   FOR          WITHHELD       ABSTAIN
                                                --------------------------------------
Frank L. Bowman...............................  7,924,238        166,177             0
Michael Bozic.................................  7,917,583        172,832             0
James F. Higgins..............................  7,921,789        168,626             0

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO MANAGEMENT/REVISED INVESTMENT POLICY (UNAUDITED)

Portfolio Management
As of the date of this report, the Fund is managed within the Morgan Stanley Municipals team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Wayne Godlin, a Managing Director of the Investment Adviser, Gerald J. Lian, an Executive Director of the Investment Adviser, and Robert Stryker, a Vice President of the Investment Adviser.

Mr. Godlin has been associated with the investment Adviser in an investment management capacity since July 2001 and began managing the Fund in October 2001. Mr. Lian has been associated with the Investment Adviser in an investment management capacity since December 1991 and began managing the Fund in May 2003. Mr. Stryker has been associated with the Adviser in an investment management capacity since February 1994 and began managing the Fund in September 2007.

Revised Investment Policy
To the extent permitted by applicable law and the Fund's investment objectives, policies, and restrictions, the Fund may invest all or some of its short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates. In connection with any such investments, the Fund, to the extent permitted by the Investment Company Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in the Fund bearing some additional expenses.

The Board of Trustees Approved a Clarification in the Investment Policies Discussed Below
The Fund may invest in put and call options and futures on its portfolio securities. The Fund may use options and futures to protect against a decline in the Fund's securities or an increase in prices of securities that may be purchased or to adjust the Fund's yield curve exposure.

If the Fund invests in options and/or futures, its participation in these markets would subject the Fund's portfolio to certain risks. If the Investment Adviser's predictions of movements in the direction of the markets are inaccurate, the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged. With respect to futures contracts, this correlation may be further distorted since the futures contracts that are being used to hedge are not based on municipal obligations. There is also the possibility of an absence of a liquid

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO MANAGEMENT/REVISED INVESTMENT POLICY (UNAUDITED) continued


secondary market for any particular instrument. Certain options may be over-the-counter options which are options negotiated with dealers; there is no secondary market for these investments and therefore may be difficult to value. If the Fund uses an option or futures transaction as an alternative to purchasing or selling an underlying instrument in order to obtain desired exposure, the Fund will be exposed to the same risks as are incurred in purchasing and selling the underlying instrument directly.

Morgan Stanley Municipal Income Opportunities Trust III
DIVIDEND REINVESTMENT PLAN (UNAUDITED)

The dividend reinvestment plan (the "Plan") offers you a prompt and simple way to reinvest your dividends and capital gains distributions into additional shares of the Fund. Under the Plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

PLAN BENEFITS

- ADD TO YOUR ACCOUNT
You may increase your shares in the Fund easily and automatically with the Plan.

- LOW TRANSACTION COSTS
Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.

- CONVENIENCE
You will receive a detailed account statement from Computershare Trust Company, N.A., which administers the Plan, whenever shares are reinvested for you. The statement shows your total distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to morganstanley.com.

- SAFEKEEPING
Computershare Trust Company, N.A. will hold the shares it has acquired for you in safekeeping.

HOW TO PARTICIPATE IN THE PLAN
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in "street name" -- in the name of your brokerage firm, bank, or other financial institution -- you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.
If you choose to participate in the Plan, whenever the Fund declares a dividend or capital gains distributions, it will be invested in additional shares of your Fund that are purchased in the open market.

HOW TO ENROLL
To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can obtain a copy of the Plan Brochure and enroll in the Plan by visiting morganstanley.com, calling toll-free (888) 421-4015 or notifying us in writing at Morgan Stanley Closed-End Funds, Computershare Trust

Morgan Stanley Municipal Income Opportunities Trust III
DIVIDEND REINVESTMENT PLAN (UNAUDITED) continued

Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next dividend or capital gains distribution payable after Computershare Trust Company, N.A. receives your authorization, as long as they receive it before the "record date," which is generally ten business days before the dividend is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following dividend or distribution.

COSTS OF THE PLAN
There is no direct charge to you for reinvesting dividends and capital gains distributions because the Plan's fees are paid by the Fund. However, when applicable, you will pay your portion of any brokerage commissions incurred when the new shares are purchased on the open market. These brokerage commissions are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all participants in blocks, resulting in lower commissions for each individual participant. Any brokerage commissions or service fees are averaged into the purchase price.

TAX IMPLICATIONS
The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax that may be due on dividends or distributions. You will receive tax information annually to help you prepare your federal and state income tax returns.

Morgan Stanley does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used by any taxpayer; for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax advisor for information concerning their individual situation.

HOW TO WITHDRAW FROM THE PLAN
To withdraw from the Plan, please visit morganstanley.com or call (888) 421-4015 or notify us in writing at the address below.

Morgan Stanley Closed-End Funds
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Morgan Stanley Municipal Income Opportunities Trust III
DIVIDEND REINVESTMENT PLAN (UNAUDITED) continued

All shareholders listed on the account must sign any written withdrawal instructions. If you withdraw, you have three options with regard to the shares held in your account:
1. If you opt to continue to hold your non-certificated shares, they will be held by Computershare Trust Company, N.A.
2. If you opt to sell your shares through Morgan Stanley, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting brokerage commissions.
3. You may sell your shares through your financial advisor through the Direct Registration System ("DRS"). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, Participants will receive written notice at least 30 days before the record date for the payment of any dividend or capital gains distribution by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

TO OBTAIN A COMPLETE COPY OF THE DIVIDEND REINVESTMENT PLAN, PLEASE CALL OUR CLIENT RELATIONS DEPARTMENT AT 888-421-4015 OR VISIT MORGANSTANLEY.COM.

Morgan Stanley Municipal Income Opportunities Trust III
MORGAN STANLEY ADVISOR CLOSED END FUNDS
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY (UNAUDITED)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor closed end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

FOR EXAMPLE:
- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address), We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences,

Morgan Stanley Municipal Income Opportunities Trust III
MORGAN STANLEY ADVISOR CLOSED END FUNDS
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY (UNAUDITED) continued


  through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Municipal Income Opportunities Trust III
TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

Independent Trustees:

                                                                                   Number of
                                                                                 Portfolios in
                                                                                  Fund Complex
    Name, Age and     Position(s)   Term of Office    Principal Occupation(s)     Overseen by     Other Directorships
     Address of        Held with     and Length of             During             Independent           Held by
 Independent Trustee   Registrant    Time Served*           Past 5 Years           Trustee**      Independent Trustee
--------------------  -----------  ----------------  -------------------------  ---------------  --------------------
Frank L. Bowman (63)  Trustee      Since August      President and Chief              180        Director of the
c/o Kramer Levin                   2006              Executive Officer of the                    National Energy
Naftalis & Frankel                                   Nuclear Energy Institute                    Foundation, the U.S.
LLP                                                  (policy organization)                       Energy Association,
Counsel to the                                       (since February 2005);                      the American Council
Independent Trustees                                 Director or Trustee of                      for Capital
1177 Avenue of the                                   various Retail Funds and                    Formation and the
Americas                                             Institutional Funds                         Armed Services YMCA
New York, NY 10036                                   (since August 2006);                        of the USA.
                                                     Chairperson of the
                                                     Insurance Sub-Committee
                                                     of the Insurance,
                                                     Valuation and Compliance
                                                     Committee (since February
                                                     2007); formerly
                                                     variously, Admiral in the
                                                     U.S. Navy, Director of
                                                     Naval Nuclear Propulsion
                                                     Program and Deputy
                                                     Administrator-Naval
                                                     Reactors in the National
                                                     Nuclear Security
                                                     Administration at the
                                                     U.S. Department of Energy
                                                     (1996-2004). Honorary
                                                     Knight Commander of the
                                                     Most Excellent Order of
                                                     the British Empire.

Michael Bozic (67)    Trustee      Since April 1994  Private investor;                182        Director of various
c/o Kramer Levin                                     Chairperson of the                          business
Naftalis & Frankel                                   Insurance, Valuation and                    organizations.
LLP                                                  Compliance Committee
Counsel to the                                       (since October 2006);
Independent Trustees                                 Director or Trustee of
1177 Avenue of the                                   the Retail Funds (since
Americas                                             April 1994) and the
New York, NY 10036                                   Institutional Funds
                                                     (since July 2003);
                                                     formerly Chairperson of
                                                     the Insurance Committee
                                                     (July 2006-September
                                                     2006); Vice Chairman of
                                                     Kmart Corporation
                                                     (December 1998-October
                                                     2000), Chairman and Chief
                                                     Executive Officer of
                                                     Levitz Furniture
                                                     Corporation (November
                                                     1995-November 1998) and
                                                     President and Chief
                                                     Executive Officer of
                                                     Hills Department Stores
                                                     (May 1991-July 1995);
                                                     variously Chairman, Chief
                                                     Executive Officer,
                                                     President and Chief
                                                     Operating Officer (1987-
                                                     1991) of the Sears
                                                     Merchandise Group of
                                                     Sears, Roebuck & Co.

Morgan Stanley Municipal Income Opportunities Trust III
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued


                                                                                   Number of
                                                                                 Portfolios in
                                                                                  Fund Complex
    Name, Age and     Position(s)   Term of Office    Principal Occupation(s)     Overseen by     Other Directorships
     Address of        Held with     and Length of             During             Independent           Held by
 Independent Trustee   Registrant    Time Served*           Past 5 Years           Trustee**      Independent Trustee
--------------------  -----------  ----------------  -------------------------  ---------------  --------------------

Kathleen A. Dennis    Trustee      Since August      President, Cedarwood             180        Director of various
(54)                               2006              Associates (mutual fund                     non-profit
c/o Kramer Levin                                     and investment                              organizations.
Naftalis & Frankel                                   management) (since July
LLP                                                  2006); Chairperson of the
Counsel to the                                       Money Market and
Independent Trustees                                 Alternatives Sub-
1177 Avenue of the                                   Committee of the
Americas                                             Investment Committee
New York, NY 10036                                   (since October 2006) and
                                                     Director or Trustee of
                                                     various Retail Funds and
                                                     Institutional Funds
                                                     (since August 2006);
                                                     formerly, Senior Managing
                                                     Director of Victory
                                                     Capital Management (1993-
                                                     2006).

Dr. Manuel H.         Trustee      Since July 1991   Senior Partner, Johnson          182        Director of NVR,
Johnson (59)                                         Smick International,                        Inc. (home
c/o Johnson Smick                                    Inc., (consulting firm);                    construction);
Group, Inc.                                          Chairperson of the                          Director of
888 16th Street,                                     Investment Committee                        Evergreen Energy.
N.W.                                                 (since October 2006) and
Suite 740                                            Director or Trustee of
Washington, D.C.                                     the Retail Funds (since
20006                                                July 1991) and the
                                                     Institutional Funds
                                                     (since July 2003); Co-
                                                     Chairman and a founder of
                                                     the Group of Seven
                                                     Council (G7C),
                                                     (international economic
                                                     commission); formerly
                                                     Chairperson of the Audit
                                                     Committee (July 1991-
                                                     September 2006); Vice
                                                     Chairman of the Board of
                                                     Governors of the Federal
                                                     Reserve System and
                                                     Assistant Secretary of
                                                     the U.S. Treasury.

Morgan Stanley Municipal Income Opportunities Trust III
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued


                                                                                   Number of
                                                                                 Portfolios in
                                                                                  Fund Complex
    Name, Age and     Position(s)   Term of Office    Principal Occupation(s)     Overseen by     Other Directorships
     Address of        Held with     and Length of             During             Independent           Held by
 Independent Trustee   Registrant    Time Served*           Past 5 Years           Trustee**      Independent Trustee
--------------------  -----------  ----------------  -------------------------  ---------------  --------------------

Joseph J. Kearns      Trustee      Since August      President, Kearns &              183        Director of Electro
(65)                               1994              Associates LLC                              Rent Corporation
c/o Kearns &                                         (investment consulting);                    (equipment leasing)
Associates LLC                                       Chairperson of the Audit                    and The Ford Family
PMB754                                               Committee (since October                    Foundation.
23852 Pacific Coast                                  2006) and Director or
Highway                                              Trustee of the Retail
Malibu, CA 90265                                     Funds (since July 2003)
                                                     and the Institutional
                                                     Funds (since August
                                                     1994); formerly, Deputy
                                                     Chairperson of the Audit
                                                     Committee (July 2003-
                                                     September 2006) and
                                                     Chairperson of the Audit
                                                     Committee of the
                                                     Institutional Funds
                                                     (October 2001-July 2003);
                                                     formerly CFO of the J.
                                                     Paul Getty Trust.

Michael F. Klein      Trustee      Since August      Managing Director, Aetos         180        Director of certain
(49)                               2006              Capital, LLC (since March                   investment funds
c/o Kramer Levin                                     2000) and Co-President,                     managed or sponsored
Naftalis & Frankel                                   Aetos Alternatives                          by Aetos Capital,
LLP                                                  Management, LLC (since                      LLC. Director of
Counsel to the                                       January 2004);                              Sanitized AG and
Independent Trustees                                 Chairperson of the Fixed-                   Sanitized Marketing
1177 Avenue of the                                   Income Sub-Committee of                     AG (specialty
Americas                                             the Investment Committee                    chemicals).
New York, NY 10036                                   (since October 2006) and
                                                     Director or Trustee of
                                                     various Retail Funds and
                                                     Institutional Funds
                                                     (since August 2006);
                                                     formerly Managing
                                                     Director, Morgan Stanley
                                                     & Co. Inc. and Morgan
                                                     Stanley Dean Witter
                                                     Investment Management,
                                                     President, Morgan Stanley
                                                     Institutional Funds (June
                                                     1998-March 2000) and
                                                     Principal, Morgan Stanley
                                                     & Co. Inc. and Morgan
                                                     Stanley Dean Witter
                                                     Investment Management
                                                     (August 1997-December
                                                     1999).

Morgan Stanley Municipal Income Opportunities Trust III
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued


                                                                                   Number of
                                                                                 Portfolios in
                                                                                  Fund Complex
    Name, Age and     Position(s)   Term of Office    Principal Occupation(s)     Overseen by     Other Directorships
     Address of        Held with     and Length of             During             Independent           Held by
 Independent Trustee   Registrant    Time Served*           Past 5 Years           Trustee**      Independent Trustee
--------------------  -----------  ----------------  -------------------------  ---------------  --------------------

Michael E. Nugent     Chairperson  Chairperson of    General Partner of               182        None.
(71)                  of the       the Boards since  Triumph Capital, L.P.
c/o Triumph Capital,  Board and    July 2006 and     (private investment
L.P.                  Trustee      Trustee since     partnership); Chairperson
445 Park Avenue                    July 1991         of the Boards of the
New York, NY 10022                                   Retail Funds and
                                                     Institutional Funds
                                                     (since July 2006) and
                                                     Director or Trustee of
                                                     the Retail Funds (since
                                                     July 1991) and the
                                                     Institutional Funds
                                                     (since July 2001);
                                                     formerly Chairperson of
                                                     the Insurance Committee
                                                     (until July 2006).

W. Allen Reed (60)    Trustee      Since August      Chairperson of the Equity        180        Director of Temple-
c/o Kramer Levin                   2006              Sub-Committee of the                        Inland Industries
Naftalis & Frankel                                   Investment Committee                        (packaging, and
LLP                                                  (since October 2006) and                    forest products);
Counsel to the                                       Director or Trustee of                      Director of Legg
Independent Trustees                                 various Retail Funds and                    Mason, Inc. and
1177 Avenue of the                                   Institutional Funds                         Director of the
Americas                                             (since August 2006);                        Auburn University
New York, NY 10036                                   President and CEO of                        Foundation.
                                                     General Motors Asset
                                                     Management; formerly,
                                                     Chairman and Chief
                                                     Executive Officer of the
                                                     GM Trust Bank and
                                                     Corporate Vice President
                                                     of General Motors
                                                     Corporation (August 1994-
                                                     December 2005).

Fergus Reid (75)      Trustee      Since June 1992   Chairman of Lumelite             183        Trustee and Director
c/o Lumelite                                         Plastics Corporation;                       of certain
Plastics Corporation                                 Chairperson of the                          investment companies
85 Charles Colman                                    Governance Committee and                    in the JPMorgan
Blvd.                                                Director or Trustee of                      Funds complex
Pawling, NY 12564                                    the Retail Funds (since                     managed by J.P.
                                                     July 2003) and the                          Morgan Investment
                                                     Institutional Funds                         Management Inc.
                                                     (since June 1992).

Morgan Stanley Municipal Income Opportunities Trust III
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued

Interested Trustee:

                                                                                          Number of
                                                                                        Portfolios in
                                                                                         Fund Complex
                             Position(s)   Term of Office    Principal Occupation(s)     Overseen by
  Name, Age and Address of    Held with    and Length of              During              Interested   Other Directorships Held by
     Interested Trustee       Registrant    Time Served*           Past 5 Years           Trustee**         Interested Trustee
---------------------------  -----------  ---------------  ---------------------------  -------------  ---------------------------
James F. Higgins (60)        Trustee      Since June 2000  Director or Trustee of the        181       Director of AXA Financial,
c/o Morgan Stanley Trust                                   Retail Funds (since June                    Inc. and The Equitable Life
Harborside Financial Center                                2000) and the Institutional                 Assurance Society of the
Plaza Two                                                  Funds (since July 2003);                    United States (financial
Jersey City, NJ 07311                                      Senior Advisor of Morgan                    services).
                                                           Stanley (since August
                                                           2000).



----------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").
 ** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Municipal Income Opportunities Trust III
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued

Executive Officers:


                                                    Term of
                                  Position(s)     Office and
   Name, Age and Address of        Held with       Length of
       Executive Officer          Registrant     Time Served*     Principal Occupation(s) During Past 5 Years
------------------------------  --------------  --------------  -----------------------------------------------
Ronald E. Robison (69)          President and   President       President (since September 2005) and Principal
1221 Avenue of the Americas     Principal       since           Executive Officer (since May 2003) of funds in
New York, NY 10020              Executive       September 2005  the Fund Complex; President (since September
                                Officer         and Principal   2005) and Principal Executive Officer (since
                                                Executive       May 2003) of the Van Kampen Funds; Managing
                                                Officer since   Director, Director and/or Officer of the
                                                May 2003        Investment Adviser and various entities
                                                                affiliated with the Investment Adviser;
                                                                Director of Morgan Stanley SICAV (since May
                                                                2004). Formerly, Executive Vice President (July
                                                                2003 to September 2005) of funds in the Fund
                                                                Complex and the Van Kampen Funds; President and
                                                                Director of the Institutional Funds (March 2001
                                                                to July 2003); Chief Administrative Officer of
                                                                the Investment Adviser; Chief Administrative
                                                                Officer of Morgan Stanley Services Company Inc.

Dennis F. Shea (54)             Vice President  Since February  Managing Director and (since February 2006)
1221 Avenue of the Americas                     2006            Chief Investment Officer -- Global Equity of
New York, NY 10020                                              Morgan Stanley Investment Management; Vice
                                                                President of the Retail and Institutional Funds
                                                                (since February 2006). Formerly, Managing
                                                                Director and Director of Global Equity Research
                                                                at Morgan Stanley.

Amy R. Doberman (45)            Vice President  Since July      Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                     2004            Investment Management of Morgan Stanley
New York, NY 10020                                              Investment Management (since July 2004); Vice
                                                                President of the Retail Funds and the
                                                                Institutional Funds (since July 2004); Vice
                                                                President of the Van Kampen Funds (since August
                                                                2004); Secretary (since February 2006) and
                                                                Managing Director (since July 2004) of the
                                                                Investment Adviser and various entities
                                                                affiliated with the Investment Adviser.
                                                                Formerly, Managing Director and General
                                                                Counsel -- Americas, UBS Global Asset
                                                                Management (July 2000 to July 2004).

Carsten Otto (44)               Chief           Since October   Managing Director and U.S. Director of
1221 Avenue of the Americas     Compliance      2004            Compliance for Morgan Stanley Investment
New York, NY 10020              Officer                         Management (since October 2004); Managing
                                                                Director and Chief Compliance Officer of Morgan
                                                                Stanley Investment Management. Formerly,
                                                                Assistant Secretary and Assistant General
                                                                Counsel of the Retail Funds.

Stefanie V. Chang Yu (41)       Vice President  Since December  Managing Director of the Investment Adviser and
1221 Avenue of the Americas                     1997            various entities affiliated with the Investment
New York, NY 10020                                              Adviser; Vice President of the Retail Funds
                                                                (since July 2002) and the Institutional Funds
                                                                (since December 1997). Formerly, Secretary of
                                                                various entities affiliated with the Investment
                                                                Adviser.

Morgan Stanley Municipal Income Opportunities Trust III
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued




                                                    Term of
                                Position(s)       Office and
  Name, Age and Address of       Held with         Length of
     Executive Officer           Registrant      Time Served*      Principal Occupation(s) During Past 5 Years
---------------------------  -----------------  --------------  ------------------------------------------------
Francis J. Smith (41)        Treasurer and      Treasurer       Executive Director of the Investment Adviser and
c/o Morgan Stanley Trust     Chief Financial    since July      various entities affiliated with the Investment
Harborside Financial Center  Officer            2003 and Chief  Adviser; Treasurer and Chief Financial Officer
Plaza Two                                       Financial       of the Retail Funds (since July 2003). Formerly,
Jersey City, NJ 07311                           Officer since   Vice President of the Retail Funds (September
                                                September 2002  2002 to July 2003).

Mary E. Mullin (40)          Secretary          Since June      Executive Director of the Investment Adviser and
1221 Avenue of the Americas                     1999            various entities affiliated with the Investment
New York, NY 10020                                              Adviser; Secretary of the Retail Funds (since
                                                                July 2003) and the Institutional Funds (since
                                                                June 1999).



----------

* This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on November 26, 2007.

The Fund's Principal Executive Officer and Principal Financial Officer Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.


                       2008 FEDERAL TAX NOTICE (UNAUDITED)

       For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2008. The Fund designated 100.00% of its income dividends as tax-exempt income dividends.

       In January, the Fund provides tax information to shareholders for the preceding calendar year.

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Income
Opportunities Trust III


Annual Report
March 31, 2008




OICANN
IU08-02817P-Y03/08

Item 2. Code of Ethics.

(a) The Trust/Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust/Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1) The Trust/Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2) Not applicable.

     (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that Joseph J. Kearns, an "independent" Trustee, is an "audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

                                        COVERED
                         REGISTRANT   ENTITIES(1)
                         ----------   -----------
2008
AUDIT FEES ............   $31, 950        N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES     $     --(2)  $6,767,000(2)
   TAX FEES ...........   $  4,738(3)  $1,310,000(4)
   ALL OTHER FEES .....                $
TOTAL NON-AUDIT FEES ..   $  4,738     $8,077,000
TOTAL .................   $ 36,688     $8,077,000

                                        COVERED
                         REGISTRANT   ENTITIES(1)
                         ----------   -----------
2007
AUDIT FEES ............   $ 31,300        N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES     $    531(2)  $6,559,000(2)
   TAX FEES ...........   $  4,600(3)  $  623,667(4)
   ALL OTHER FEES .....   $            $         (5)
TOTAL NON-AUDIT FEES ..   $ 5,131      $7,182,667
TOTAL .................   $    36,431  $7,182,667

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

       Morgan Stanley Retail Funds
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley & Co. Incorporated
       Morgan Stanley DW Inc.
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Van Kampen Asset Management
       Morgan Stanley Services Company, Inc.
       Morgan Stanley Distributors Inc.
       Morgan Stanley Trust FSB

       Morgan Stanley Institutional Funds
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Morgan Stanley & Co. Incorporated
       Morgan Stanley Distribution, Inc.
       Morgan Stanley AIP GP LP
       Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund/Trust invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

             MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST III

                                 FUND MANAGEMENT

PORTFOLIO MANAGEMENT. As of the date of this report, the Fund is managed by members of the Municipal Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Wayne D. Godlin, a Managing Director of the Investment Adviser and Gerard J. Lian, an Executive Director of the Investment Adviser.

Mr. Godlin has been associated with the Investment Adviser in an investment management capacity since May 1988 and began managing the Fund in October 2001. Mr. Lian has been associated with the Investment Adviser in an investment management capacity since December 1991 and began managing the Fund in February 2003.

The composition of the team may change without notice from time to time.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

The following information is as of March 31, 2008.

Mr. Godlin managed eight mutual funds with a total of approximately $7.1 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

Mr. Lian managed three mutual funds with a total of approximately $350.3 million in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser's employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

     -    Cash Bonus.

     - Morgan Stanley's Long Term Incentive Compensation awards - a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

     - Investment Management Alignment Plan (IMAP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

     - Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

     - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

     - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

     -    Contribution to the business objectives of the Investment Adviser.

     -    The dollar amount of assets managed by the portfolio manager.

     -    Market compensation survey research by independent third parties.

     -    Other qualitative factors, such as contributions to client objectives.

     - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS

     As of March 31, 2008, the portfolio managers did not own any shares of the Fund.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                                            (d)
                                                                                    Maximum Number (or
                           (a)            (b)                  (c)               Approximate Dollar Value)
                       Total Number     Average      Total Number of Shares            of Shares (or
                         of Shares    Price Paid     (or Units) Purchased as        Units) that May Yet
                        (or Units)     per Share        Part of Publicly            Be Purchased Under
Period                   Purchased     (or Unit)   Announced Plans or Programs     the Plans or Programs
------                 ------------   ----------   ---------------------------   -------------------------
August 1, 2007 ---
August 31, 2007              300         8.91                  N/A                          N/A

November 1, 2007 ---
November 30, 2007          4,500         8.78                  N/A                          N/A

December 1, 2007 ---
December 31, 2007         11,100         8.60                  N/A                          N/A

January 1, 2008 ---
January 31, 2008           1,100          8.7                  N/A                          N/A

mo-da-year ---
mo-da-year                                                     N/A                          N/A

mo-da-year ---
mo-da-year                                                     N/A                          N/A

mo-da-year ---
mo-da-year                                                     N/A                          N/A

mo-da-year ---
mo-da-year                                                     N/A                          N/A

mo-da-year ---
mo-da-year                                                     N/A                          N/A

mo-da-year ---
mo-da-year                                                     N/A                          N/A

mo-da-year ---
mo-da-year                                                     N/A                          N/A

mo-da-year ---
mo-da-year                                                     N/A                          N/A

Total                     17,000         8.75                  N/A                          N/A

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's/Fund's principal executive officer and principal financial officer have concluded that the Trust's/Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust III

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008